Fair Value Disclosures - Summary of Nonfinancial Assets Measured at Fair Value on a Nonrecurring Basis (Detail) (Level 3 [Member], Fair Value, Measurements, Nonrecurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Impairment Charge [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Real estate inventories	$ 931	$ 341,086
Fair Value Adjustment to Inventory [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Real estate inventories	$ 20,329	$ 21,528